Divestitures - Summary of Operating Results of NPS (Details) - NPS Segment - Discontinued Operations, Disposed of by Means Other than Sale, Spinoff $ in Millions	8 Months Ended
Nov. 27, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 2,504
Costs of services	1,935
Selling, general and administrative	52
Depreciation and amortization	90
Restructuring costs	1
Separation and merger costs	103
Interest expense	15
Other (income) expense, net	(21)
Income from discontinued operations before income taxes	329
Income tax expense	(138)
Net income from discontinued operations, net of tax	$ 191